Feb. 06, 2026
INVESCO Income Fund
Effective February 6, 2026, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns (for the periods ended December 31, 2024)
	Inception Date	1 Year	5 Years	10 Years

Class A	4/28/1987

Return Before Taxes		2.98%	-1.08%	0.45%

Return After Taxes on Distributions		0.65	-2.81	-0.96

Return After Taxes on Distributions and Sale of Fund Shares		1.72	-1.56	-0.27

Class C	8/4/1997	5.54	-0.96	0.29

Class R	6/3/2002	7.07	-0.48	0.61

Class Y	10/3/2008	7.76	0.05	1.13

Investor Class	9/30/2003	7.41	-0.13	0.93

Class R5	4/29/2005	7.69	0.13	1.23

Class R6	4/4/2017	7.93	0.22	1.18[1]

Bloomberg U.S. Securitized: MBS/ABS/CMBS Index (USD) (reflects no deduction for fees, expenses or taxes)[2]		1.46	-0.59	1.00

Bloomberg U.S. Aggregate Intermediate Index (reflects no deduction for fees, expenses or taxes)[2]		2.47	0.33	1.45

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
2
Effective February 6, 2026, the Fund changed its style-specific benchmark from the Bloomberg U.S. Aggregate Intermediate Index to the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index. The Fund believes the Bloomberg U.S. Securitized: MBS/ABS/CMBS Index is a more appropriate comparison for evaluating the Fund’s performance.

SUPPLEMENT DATED FEBRUARY 6, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco Income Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.